ELECTRIC CITY FUNDS

CERTIFICATION PURSUANT TO RULE 497(j)

January 8, 2009

The undersigned, on behalf of the Electric City Funds, Inc. (the “Registrant”) hereby certifies that the form of Prospectus and Statement of Additional Information, each dated January 7, 2009, that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant’s most recent post-effective amendment to its registration statement on Form N-1A.  The text of such amendment to the registration statement was filed electronically.

/S/ James W. Denney

By: James W. Denney

President, Electric City Funds, Inc.